Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash flows from operating activities
Net income (loss)	$ 93,764	$ 366,186	$ (315,845)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation and amortization	264,742	264,879	282,946
Loss on impairment of assets	40,597	23,465	0
Gain on sale of subsidiary and disposal of property and equipment, net	(5,837)	(408,672)	(5,141)
(Gain) loss on derivative instruments	(29,278)	4,717	1,988
Loss on debt extinguishment	8,392	17,363	331
Payment of redemption and call premiums and fees on debt modification	(65,225)	0	0
Non-cash interest expense	49,582	46,195	55,786
Interest paid on deferred purchase price for acquisitions	(39,419)	0	0
Non-cash share-based compensation expense	64,788	38,809	39,021
Bad debt expense	124,308	108,019	107,162
Deferred income taxes	(164,785)	(30,150)	(15,563)
Unrealized foreign currency exchange loss (gain)	4,135	(67,946)	124,487
Non-cash (gain) loss from non-income tax contingencies	(2,883)	17,360	182
Other, net	3,463	5,949	2,583
Changes in operating assets and liabilities:
Restricted cash	3,824	(7,686)	(932)
Receivables	(129,335)	(110,693)	(225,027)
Prepaid expenses and other assets	(60,051)	(17,594)	(15,533)
Accounts payable and accrued expenses	(30,407)	688	15,237
Income tax receivable/payable, net	(10,695)	(36,762)	13,673
Deferred revenue and other liabilities	11,076	(29,557)	105,131
Net cash provided by operating activities	130,756	184,570	170,486
Cash flows from investing activities
Purchase of property and equipment	(274,063)	(240,258)	(344,056)
Expenditures for deferred costs	(19,717)	(16,436)	(22,802)
Receipts from sale of subsidiary and property and equipment, net	9,831	554,441	204,076
Settlement of derivatives related to sale of subsidiaries	0	(5,663)	0
Property insurance recoveries	370	3,623	2,198
Business acquisitions, net of cash acquired	(835)	0	(6,705)
Payment of contingent consideration for acquisitions	0	0	(1,275)
Payments (to) from related parties and affiliates	(268)	1,590	8,896
Change in restricted cash and investments	(39,848)	(28,063)	(15,452)
Proceeds from sale or maturity of available-for-sale securities, net	0	0	1,478
Net cash (used in) provided by investing activities	(324,530)	269,234	(173,642)
Cash flows from financing activities
Proceeds from issuance of long-term debt, net of original issue discount	2,898,836	708,827	628,512
Payments on long-term debt	(3,038,946)	(1,421,379)	(528,025)
Payments of deferred purchase price for acquisitions	(94,891)	(22,236)	(25,582)
Payments to purchase noncontrolling interests	(17,443)	(25,665)	(5,351)
Proceeds from issuance of convertible redeemable preferred stock, net of issuance costs	55,290	329,142	0
Payment of dividends on Series A Preferred Stock and to noncontrolling interests	(19,371)	(1,505)	(20,472)
Proceeds from initial public offering, net of issuance costs	456,359	0	0
Proceeds from exercise of stock options	0	253	2,040
Withholding of shares to satisfy tax withholding for vested stock awards and exercised stock options	(2,151)	(1,725)	(3,868)
Payments of debt issuance costs	(16,017)	(11,582)	(13,020)
Noncontrolling interest holder's loan to subsidiaries	943	802	2,772
Distributions to noncontrolling interest holders	186	(654)	(2,582)
Net cash provided by (used in) financing activities	222,795	(445,722)	34,424
Effects of exchange rate changes on cash	19,987	4,619	(22,407)
Change in cash included in current assets held for sale	(24,226)	3,858	(37,658)
Net change in cash and cash equivalents	24,782	16,559	(28,797)
Cash and cash equivalents at beginning of period	295,785	279,226	308,023
Cash and cash equivalents at end of period	$ 320,567	$ 295,785	$ 279,226